Balanced Fund
Balanced Fund

TRIBUTARY FUNDS, INC.

September 26, 2014 Supplement to the Prospectus dated August 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Please note that all changes are effective October 1, 2014, unless otherwise noted below.

On pages 9 and 10, in the section entitled “Principal Investment Strategies” for the Tributary Balanced Fund, please delete the second and third paragraphs in their entirety and replace them with the following:

With respect to the equity portion of the Fund, the sub-adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The sub-adviser employs strategies to control the risks of the Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the sub-adviser intends to target bonds with attractive yields.  Additionally, the Fund intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser.  However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings (“junk” or “high yield” bonds) but not lower than a B rating by an NRSRO at the time of purchase.  In addition, the sub-adviser seeks to diversify its bond holdings across the major fixed income sectors, individual issuers, and maturities to maintain a fixed income allocation dollar-weighted average maturity of three years or more.

On page 10, in the section entitled “Principal Risks” for the Tributary Balanced Fund, please delete the “Growth Investing Risk” in its entirety and replace it with the following:

Growth Investing Risk: The Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the sub-adviser anticipated.

On page 10, in the section entitled “Principal Risks” for the Tributary Balanced Fund, please insert the following risk:

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies.  Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations.

On page 11, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete the first paragraph in its entirety and replace it with the following paragraph:

The bar chart and table below show the Fund’s annual returns and its long-term performance and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a composite index that is comprised of 60% of the Fund’s equity benchmark and 40% of the Fund’s fixed income benchmark.  The composite index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the indices do not reflect the returns net of fees, expenses, or taxes.

On page 11, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, after the second paragraph please insert the following paragraph:

Effective October 1, 2014, for consistency with the duration parameters of the fixed income portion of the Fund, the Fund will replace the Barclays U.S. Government/Credit Index with the Barclays U.S. Intermediate Government/Credit Index and the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Government/Credit Index with the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Intermediate Government/Credit Index, as the Fund’s secondary benchmarks.

Average Annual Total Returns (For periods ended December 31, 2013)

On pages 11 and 12, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete both of the tables entitled “Average Annual Total Returns (For periods ended December 31, 2013)” in their entirety and insert the following table:

Average Annual Returns Balanced Fund	1 Year	5 Years	10 Years
Institutional	21.90%	15.57%	8.24%
Institutional Plus	22.19%
After Taxes on Distributions Institutional	19.78%	14.92%	7.50%
After Taxes on Distributions and Sales Institutional	14.10%	12.55%	6.65%
S&P 500 Index	32.39%	17.94%	7.41%
Barclays U.S. Intermediate Government/Credit Index	(0.86%)	3.96%	4.09%
Barclays U.S. Government/Credit Index	(2.35%)	4.40%	4.52%
Composite Index (60% S&P 500 Index, 40% Barclays U.S. Intermediate Government/Credit Index)	18.10%	12.49%	6.35%
Composite Index (60% S&P 500 Index, 40% Barclays U.S. Government/Credit Index)	17.40%	12.69%	6.54%

On page 12, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete the table entitled “ Annual Total Returns — Institutional Plus Class (%)” in its entirety.